INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The reconciliation of income tax expense computed at the U.S. federal statutory rate of 21% to the income tax provision for the years ended June 30, 2022 and 2021 is as follows:

	Year Ended
US	June 30, 2022	June 30, 2021
Loss before Income taxes	$(2,658,087)	$(2,025,947)

Taxes under statutory US tax rates	$(558,198)	$(425,449)
Increase (decrease) in valuation allowance	339,334	1,146,001
Prior period adjustment	-	(1,063,710)
Foreign tax rate differential	(64,349)	(51,169)
Income tax rate change	272,008	392,767
Other	11,205	1,559
Income tax (expense) benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Year Ended
	June 30, 2022	June 30, 2021
Deferred tax assets
Warrant Derivative Liability	$7,403	$7,403
Accrued Expenses	363,873	342,464
Prepaid Investor Services	427,318	444,411
Non-cash interest	709,936	687,529
Intangibles (Intellectual Property and Patent Cost)	293,260	259,743
Deferred Rent	4,198	4,262
Formation Expense	6,553	6,815
Net Operating Loss carryforward	8,759,357	8,546,920
Foreign Exchange Loss (OCI)	(39,379)	(39,379)
Revalue of derivative liability	460,772	439,958
Stock Based Compensation	84,028	51,481
Total Deferred tax assets	$11,077,318	$10,751,607

Deferred tax liabilities
R&D	$(170,435)	$(197,604)
Gain on extinguishment of debt	(259,470)	(277,614)
Capital Raising Costs	(352,981)	(321,291)
Total deferred tax liabilities	$(782,886)	$(796,509)

Net deferred tax assets	$10,294,432	$9,955,098
Valuation allowance	(10,294,432)	(9,955,098)
Net deferred tax assets	$-	$-